Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 67,272	$ 48,333	$ 188,496	$ 134,154
Cost of revenue	17,728	13,144	49,523	36,860
Gross profit	49,544	35,189	138,973	97,294
Operating expenses
Research and development	10,005	5,889	26,188	15,986
Sales and marketing	31,190	25,336	88,904	69,665
General and administrative	9,478	6,994	26,629	20,047
Total operating expenses	50,673	38,219	141,721	105,698
Loss from operations	(1,129)	(3,030)	(2,748)	(8,404)
Other income (expense)
Interest income	301	164	854	307
Interest expense	(56)	(61)	(156)	(244)
Foreign exchange (expense) income	(864)	(81)	(2,059)	6,734
Total other income (expense), net	(619)	22	(1,361)	6,797
Loss before income taxes	(1,748)	(3,008)	(4,109)	(1,607)
Provision for income taxes	845	362	1,723	1,216
Net loss	$ (2,593)	$ (3,370)	$ (5,832)	$ (2,823)
Net loss per ordinary share
Basic and diluted	$ (0.05)	$ (0.06)	$ (0.10)	$ (0.05)
Weighted-average number of ordinary shares outstanding:
Basic and diluted	57,505	54,949	56,944	54,625